Payments, by Government - 12 months ended Dec. 31, 2023 - USD ($)	Taxes	Royalties	Fees	Dividends	Infrastructure	Comm. Social Resp.	Total Payments
Total	$ 264,800,000	$ 62,200,000	$ 2,400,000	$ 3,600,000	$ 6,700,000	$ 16,100,000	$ 355,800,000
Government of Argentina [Member]
Total	85,900,000						85,900,000
Government of the United States of America [Member]
Total	49,000,000						49,000,000
Government of China [Member]
Total	3,900,000						3,900,000
Government of Singapore [Member]
Total	6,700,000						6,700,000
Government of United Kingdom [Member]
Total	4,100,000						4,100,000
Jujuy Province Government [Member]
Total	3,500,000	13,400,000	800,000			1,400,000	19,100,000
Catamarca Province Government [Member]
Total	100,000	14,800,000				11,300,000	26,200,000
San Salvador de Jujuy (City) [Member]
Total			100,000				100,000
Jujuy Energy and Mining Society partners of Jujuy Province Government [Member]
Total				$ 3,600,000			3,600,000
Government of Australia [Member]
Total	109,500,000						109,500,000
State of Western Australia [Member]
Total	700,000	$ 34,000,000	300,000				35,000,000
Local Government of Ravensthorpe [Member]
Total	200,000						200,000
Government of Ontario [Member]
Total	1,100,000						1,100,000
Cree Nation of Canada [Member]
Total	$ 100,000					$ 3,400,000	3,500,000
Hydro-Qubec [Member]
Total			100,000		$ 6,700,000		6,800,000
Ministre de l'nergie et des Ressources naturelles [Member]
Total			$ 1,100,000				$ 1,100,000